Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Trade Accounts Receivable
Trade accounts receivable	$ 62,062	$ 54,702
Less: Provision for credit losses	(721)	(749)
Trade accounts receivable, net	$ 61,341	$ 53,953